Revenue - Schedule of Revenue (Details) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Jul. 31, 2020	Jul. 31, 2019
Revenue	$ 14,193	$ 15,306	$ 61,453	$ 10,204
Consultancy Service Provided [Member]
Revenue	$ 14,193	$ 15,306	$ 61,453	$ 10,204